Mainland China contribution plan and profit appropriation	12 Months Ended
Dec. 31, 2017
Mainland China contribution plan and profit appropriation
Mainland China contribution plan and profit appropriation

23.  Mainland China contribution plan and profit appropriation

a)    China contribution plan

Full-time employees of the Company in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Company to accrue for these benefits based on certain percentage of the employees’ salaries. However, the Company is not responsible for meeting any obligations under the plan. The total contribution for such employee benefits was RMB 127,860, RMB 128,481 and RMB 126,601 for the years ended December 31, 2015, 2016 and 2017, respectively.

b)    Statutory reserves

Pursuant to laws applicable to entities incorporated in the PRC, the subsidiaries in the PRC should make appropriations from after-tax profit to non-distributable reserve funds. These reserve funds include the following: (i) a general reserve, (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. The subsidiaries in the PRC are required to transfer at least 10% of their profit after taxation (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end)  to the general reserve fund until the reserve balance reaches 50% of their respective registered capital. The appropriations to other funds are at the PRC subsidiaries’ discretion. These reserve funds can only be used for specific purposes of enterprises expansion, staff bonus, and welfare and not distributable as cash dividends.

The general reserves made by the Company’s PRC subsidiaries in 2015, 2016 and 2017 were RMB 116,337, RMB 112,609 and RMB 90,034, respectively.

c)     Restricted capital

The following paid-in-capital amounts are unavailable for distribution as nominal dividends to the Company:

Legal Entity	Paid-in Capital restricted
JingAo Solar Co., Ltd.	RMB	2,600,000
Shanghai JA Solar Technology Co., Ltd.	RMB	521,451
Shanghai JA Solar PV Technology Co., Ltd.	USD	20,000
JA Solar Technology Yangzhou Co., Ltd.	USD	260,000
Jing Hai Yang Semiconductor Materials (Donghai) Co., Ltd.	RMB	714,483
JA Yangzhou PV Technology Co., Ltd.	RMB	68,270
Shanghai Jinglong Solar Technology Co., Ltd.	RMB	180,000
Donghai JA Solar Technology Co., Ltd.	RMB	250,000
JA (Hefei) Renewable Energy Co., Ltd.	USD	15,000
Hefei JA Solar Technology Co., Ltd.	RMB	1,440,000
Solar Silicon Valley Electronic Science and Technology Co., Ltd.	RMB	283,829
JA Solar Investment (China) Co., Ltd.	USD	55,000
Dunhuang JA Solar Power Development Co., Ltd.	RMB	321,000
JA Solar PV Technology Co., Ltd.	RMB	61,107
JA Solar PV Electric (Shexian) Co,. Ltd.	RMB	42,000
Aiyouen Power Electric (Yinchuan) Co,. Ltd.	RMB	26,000
JA Solar PV Electric (Baotou) Co,. Ltd.	RMB	15,500
Beijing JA Solar PV Technology Co., Ltd.	RMB	400,000
JA Solar PV Electric (Huanghua) Co,. Ltd.	RMB	5,000
JA Solar PV Electric (Yanchi) Co,. Ltd.	RMB	38,500
JA New Energy Development (Hebei) Co., Ltd.	RMB	15,000
Jingsheng Agricultural Technology (Renxian) Co., Ltd.	RMB	5,550
JA Solar PV Electric (Hoboksar) Co., Ltd.	RMB	1,000
JA Solar PV Electric (Laiwu) Co., Ltd.	RMB	16,100
JA Solar New Energy Electric (Chifeng) Co., Ltd.	RMB	66,000
JA New Energy (Xilinhaote) Co., Ltd .	RMB	1,000
JA Solar PV Electric (Wulanchabu) Co., Ltd.	RMB	500
Jingneng New Energy Development (Kangbao) Co., Ltd.	RMB	2,000
JA Solar PV Electric (Ninglang) Co., Ltd.	RMB	500
Jingneng New Energy Development (Lincheng) Co., Ltd.	RMB	80,000
JA Solar PV Electric (Jarud) Co., Ltd.	RMB	35,000
Jingneng New Energy Development (Renxian) Co., Ltd.	RMB	58,000
JA Solar Technology (Karamay) Co., Ltd.	RMB	5,000
JA Solar PV Electric (Linzhou) Co., Ltd .	RMB	57,800
JA Solar PV Electric (Datong) Co., Ltd.	RMB	100,000
JA Solar PV Electric (Hefei) Co., Ltd.	RMB	18,000
JA Solar PV Electric (Lingshi) Co., Ltd.	RMB	100
JA Solar (Xingtai) Co., Ltd.	RMB	546,008
Yangzhou JA PV Technology Co., Ltd.	RMB	200,000
JA Solar (Kangbao) Co., Ltd.	RMB	50,400
JA Solar (Zhangjiakou) Co., Ltd.	RMB	77,500
Donghai County Jiulong Hot Spring Club Co., Ltd	RMB	35,000
Baodi JA Solar PV Technology (Tianjin) Co., Ltd.	RMB	3,190
Baodi Huading Agriculture Development (Tianjin) Co., Ltd.	RMB	7,380
Jiuzhou Fangyuan New Energy (Yichang) Co., Ltd.	RMB	120,000
Jiuzhou Fangyuan New Energy (Xinjiang) Co., Ltd.	RMB	120,000
Jingneng Solar PV Electric (Daqing) Co., Ltd.	RMB	39,000
Jingneng New Energy Development (Ningjin) Co., Ltd.	RMB	200
Jingsheng Agriculture Technology (Ningjin) Co., Ltd.	RMB	200
JA Solar (Chaoyang) Electric Co., Ltd.	RMB	22,500
JA Solar New Energy Development (Cixian) Co., Ltd.	RMB	600
JA Solar (Beitun Haitianda) Electric Co., Ltd.	RMB	34,400
JA Solar (Hoboksar Haitianda) Electric Co., Ltd.	RMB	51,600
Baotou JA Solar Technology Co., Ltd.	RMB	280,000
Jing Ao (Tianjin) Financial Leasing Co., Ltd.	RMB	1,000
Jingneng PV Electric (Changdu) Co., Ltd.	RMB	1,400
JA Solar PV Electric (Changdu) Co.,Ltd.	RMB	1,200
JA Solar PV Electric(Xingtai) Co.,Ltd.	RMB	100
JA Solar PV Electric (Yangzhou) Co., Ltd.	RMB	100
Jingneng PV Electric (Zhengding) Co., Ltd.	RMB	100